Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Company’s Relationships with Related Parties who had Transactions	The Company’s relationships with related parties who had transactions with the Company are summarized as follows:
Related Party Name	Relationship to the Company
Mr Zhang Jian (“Mr Zhang”)	Shareholder and Director
Ms Xu Yukai (“Mrs Zhang”)	Shareholder
Mr Huang Dong (“Mr Huang”)	Shareholder and Director
Ms Ang Siew Siang (“Ms Ang”)	Director
PTH Safety equipment Sdn Bhd	Shareholder and director is Mr Zhang and Mr Huang
Zhikai International Trade (Shanghai) Co., Ltd	Shareholder and director is Mr Zhang
Greenly Trading Company	Shareholder is Ms Ang

Schedule of Related Party Balances	Related party balances
		As of March 31,
Nature	Name	2023	2024	2024
		S$	S$	US$
Amount due to shareholders	Mr and Mrs Zhang(1)	(186,950)	—	—

Amount due to director	Ms Ang(2)	(8,600)	—	—

Advances to	Zhikai International Trade (Shanghai) Co., Ltd(3)	65,475	175,406	130,171

Advances to	PTH Safety Equipment Sdn Bhd(4)	152,843	182,613	135,520
Total		22,768	358,019	265,691

(1)	On April 1, 2020, the Company entered into a shareholder loan agreement with, Mr Zhang, and Mrs Zhang, directors and shareholders of the Company, to provide shareholder loan facility of up to S$1,000,000. The repayment terms of the loan will be earlier of (i) within 14 days from the date of demand determined by shareholders, (ii) listing of the Company on an internationally recognized stock exchange, or (iii) September 30, 2024.
(2)	On April 1, 2019, the Company entered into an accounting service agreement with Greenly Trading Company, whose shareholder is Ms Ang, to provide accounting services to the Company.
(3)	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.
(4)	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.

Schedule of Related Party Transactions	Related party transactions
		For the years ended March 31,
Nature	Name	2022	2023	2024	2024
		S$	S$	S$	US$
Accountancy fees	Greenly Trading Company	(55,600)	(74,100)	(331,100)	(245,714)

Sales to	PTH Safety Equipment Sdn Bhd	252,199	248,761	184,854	137,183

Purchases from	PTH Safety Equipment Sdn Bhd	(55,178)	(147,437)	(101,335)	(75,202)

Purchases from	Zhikai International Trade (Shanghai) Co., Ltd	(344,303)	(459,691)	(840,241)	(623,556)